Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 5,674	$ 5,633	$ 5,931	$ 5,817	$ 5,718	$ 6,445
Interest-bearing deposits with banks	131,325		159,962
Trading loans, securities, and other	148,133		147,590
Non-trading financial assets at fair value through profit or loss	11,426		9,390
Derivatives	75,883		54,427
Financial assets designated at fair value through profit or loss	4,755		4,564
Financial assets at fair value through other comprehensive income	71,240		79,066
Debt securities at amortized cost, net of allowance for credit losses	330,086		268,939
Securities purchased under reverse repurchase agreements	161,275		167,284
Loans
Residential mortgages	288,597		268,340
Consumer installment and other personal	200,754		189,864
Credit card	33,728		30,738
Business and government	273,806		240,070
Total loans	796,885		729,012
Allowance for loan losses	(6,040)		(6,390)
Loans, net of allowance for loan losses	790,845		722,622
Customers' liability under acceptances	20,136		18,448
Investment in Schwab	9,504		11,112
Goodwill3	16,730		16,232			$ 17,148
Other intangibles3	2,194		2,123
Land, buildings, equipment, and other depreciable assets3	9,098		9,181
Deferred tax assets	2,105		2,265
Amounts receivable from brokers, dealers, and clients	26,727		32,357
Other assets	23,675		17,179
Total assets	1,840,811		1,728,672
Liabilities
Trading deposits	18,604		22,891
Derivatives	72,960		57,122
Securitization liabilities at fair value	12,671		13,505
Financial liabilities designated at fair value through profit or loss	139,805		113,988
Deposits
Personal	665,280		633,498
Banks	30,401		20,917
Business and government	506,055		470,710
Total deposits, other than trading	1,201,736		1,125,125
Acceptances	20,136		18,448
Obligations related to securities sold short1	50,068		42,384
Obligations related to securities sold under repurchase agreements2	126,946		144,097
Securitization liabilities at amortized cost	15,228		15,262
Amounts payable to brokers, dealers, and clients	29,997		28,993
Insurance-related liabilities	7,552		7,676
Other liabilities	31,250		28,133
Subordinated notes and debentures	11,266		11,230
Equity	102,592		99,818
Total liabilities and equity	1,840,811		1,728,672
Off-balance sheet commitments
Total off-balance sheet commitments	276,184		262,677
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	269,733		257,341
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,219		3,263
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,232		2,073
Not later than one month [member]
Assets
Cash and due from banks	5,674		5,931
Interest-bearing deposits with banks	128,306		158,039
Trading loans, securities, and other	4,413		2,020
Non-trading financial assets at fair value through profit or loss	250		58
Derivatives	10,751		6,146
Financial assets designated at fair value through profit or loss	235		441
Financial assets at fair value through other comprehensive income	2,384		1,030
Debt securities at amortized cost, net of allowance for credit losses	2,761		1,235
Securities purchased under reverse repurchase agreements	97,702		92,356
Loans
Residential mortgages	970		930
Consumer installment and other personal	535		641
Business and government	25,667		27,691
Total loans	27,172		29,262
Loans, net of allowance for loan losses	27,172		29,262
Customers' liability under acceptances	13,542		16,039
Amounts receivable from brokers, dealers, and clients	26,727		32,357
Other assets	3,764		3,100
Total assets	323,681		348,014
Liabilities
Trading deposits	681		1,697
Derivatives	10,398		7,387
Financial liabilities designated at fair value through profit or loss	19,286		23,923
Deposits
Personal	4,592		5,799
Banks	19,021		8,903
Business and government	31,002		15,795
Total deposits, other than trading	54,615		30,497
Acceptances	13,542		16,039
Obligations related to securities sold short1	393		1,096
Obligations related to securities sold under repurchase agreements2	107,593		120,938
Amounts payable to brokers, dealers, and clients	29,997		28,993
Insurance-related liabilities	148		158
Other liabilities	12,360		9,008
Total liabilities and equity	249,013		239,736
Off-balance sheet commitments
Total off-balance sheet commitments	15,223		14,847
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	15,129		14,788
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	94		59
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	382		373
Trading loans, securities, and other	6,074		4,382
Non-trading financial assets at fair value through profit or loss			3
Derivatives	13,020		9,393
Financial assets designated at fair value through profit or loss	195		311
Financial assets at fair value through other comprehensive income	2,042		6,532
Debt securities at amortized cost, net of allowance for credit losses	6,918		6,567
Securities purchased under reverse repurchase agreements	28,620		30,580
Loans
Residential mortgages	2,992		2,389
Consumer installment and other personal	1,344		987
Business and government	7,701		5,390
Total loans	12,037		8,766
Loans, net of allowance for loan losses	12,037		8,766
Customers' liability under acceptances	6,522		2,327
Land, buildings, equipment, and other depreciable assets3			3
Other assets	1,094		1,049
Total assets	76,904		70,286
Liabilities
Trading deposits	1,355		5,373
Derivatives	13,336		9,392
Securitization liabilities at fair value	299		538
Financial liabilities designated at fair value through profit or loss	29,133		12,526
Deposits
Personal	7,058		9,750
Banks	332		338
Business and government	8,685		12,080
Total deposits, other than trading	16,075		22,168
Acceptances	6,522		2,327
Obligations related to securities sold short1	2,688		729
Obligations related to securities sold under repurchase agreements2	16,944		13,904
Securitization liabilities at amortized cost	405		344
Insurance-related liabilities	297		273
Other liabilities	1,763		3,106
Total liabilities and equity	88,817		70,680
Off-balance sheet commitments
Total off-balance sheet commitments	22,657		25,218
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,484		24,189
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	173		170
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			859
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks	132		185
Trading loans, securities, and other	3,836		5,059
Non-trading financial assets at fair value through profit or loss			543
Derivatives	7,892		5,289
Financial assets designated at fair value through profit or loss	397		187
Financial assets at fair value through other comprehensive income	2,985		11,881
Debt securities at amortized cost, net of allowance for credit losses	5,027		8,180
Securities purchased under reverse repurchase agreements	15,722		22,332
Loans
Residential mortgages	5,453		5,050
Consumer installment and other personal	1,915		2,029
Business and government	9,775		6,707
Total loans	17,143		13,786
Loans, net of allowance for loan losses	17,143		13,786
Customers' liability under acceptances	68		76
Land, buildings, equipment, and other depreciable assets3	3		10
Other assets	619		2,204
Total assets	53,824		69,732
Liabilities
Trading deposits	4,826		4,867
Derivatives	7,437		4,581
Securitization liabilities at fair value	1,219		1,013
Financial liabilities designated at fair value through profit or loss	32,443		33,712
Deposits
Personal	8,220		8,491
Banks	97		135
Business and government	11,290		8,268
Total deposits, other than trading	19,607		16,894
Acceptances	68		76
Obligations related to securities sold short1	3,288		1,753
Obligations related to securities sold under repurchase agreements2	2,210		7,255
Securitization liabilities at amortized cost	584		414
Insurance-related liabilities	443		405
Other liabilities	1,531		925
Total liabilities and equity	73,656		71,895
Off-balance sheet commitments
Total off-balance sheet commitments	23,780		23,687
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,693		23,482
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	277		185
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,810		20
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	4,012		2,275
Non-trading financial assets at fair value through profit or loss	140		1,250
Derivatives	3,931		2,885
Financial assets designated at fair value through profit or loss	249		167
Financial assets at fair value through other comprehensive income	973		3,381
Debt securities at amortized cost, net of allowance for credit losses	7,033		4,889
Securities purchased under reverse repurchase agreements	11,218		14,191
Loans
Residential mortgages	6,235		10,061
Consumer installment and other personal	2,596		4,049
Business and government	9,821		10,533
Total loans	18,652		24,643
Loans, net of allowance for loan losses	18,652		24,643
Customers' liability under acceptances	1		2
Land, buildings, equipment, and other depreciable assets3	14		4
Other assets	5,237		159
Total assets	51,460		53,846
Liabilities
Trading deposits	1,501		2,953
Derivatives	4,663		2,969
Securitization liabilities at fair value	216		514
Financial liabilities designated at fair value through profit or loss	27,300		28,017
Deposits
Personal	9,460		5,999
Banks	1		25
Business and government	8,403		5,433
Total deposits, other than trading	17,864		11,457
Acceptances	1		2
Obligations related to securities sold short1	662		1,648
Obligations related to securities sold under repurchase agreements2	155		1,700
Securitization liabilities at amortized cost	394		475
Insurance-related liabilities	442		405
Other liabilities	1,552		228
Total liabilities and equity	54,750		50,368
Off-balance sheet commitments
Total off-balance sheet commitments	18,874		20,688
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,053		19,887
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	179		244
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	642		557
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	4,156		2,874
Non-trading financial assets at fair value through profit or loss	829		53
Derivatives	2,657		1,818
Financial assets designated at fair value through profit or loss	408		363
Financial assets at fair value through other comprehensive income	2,902		2,914
Debt securities at amortized cost, net of allowance for credit losses	13,983		4,030
Securities purchased under reverse repurchase agreements	7,211		7,441
Loans
Residential mortgages	9,579		10,077
Consumer installment and other personal	4,226		3,254
Business and government	9,246		8,503
Total loans	23,051		21,834
Loans, net of allowance for loan losses	23,051		21,834
Customers' liability under acceptances	3		4
Land, buildings, equipment, and other depreciable assets3	14		4
Other assets	383		150
Total assets	55,597		41,485
Liabilities
Trading deposits	1,769		1,196
Derivatives	2,586		2,244
Securitization liabilities at fair value	444		301
Financial liabilities designated at fair value through profit or loss	31,551		14,678
Deposits
Personal	11,163		6,148
Business and government	19,418		1,311
Total deposits, other than trading	30,581		7,459
Acceptances	3		4
Obligations related to securities sold short1	2,666		432
Obligations related to securities sold under repurchase agreements2			272
Securitization liabilities at amortized cost	611		403
Insurance-related liabilities	479		425
Other liabilities	424		767
Total liabilities and equity	71,114		28,181
Off-balance sheet commitments
Total off-balance sheet commitments	19,691		15,786
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,294		15,616
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	211		170
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	186
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	11,984		12,293
Non-trading financial assets at fair value through profit or loss	3,090		745
Derivatives	7,841		7,172
Financial assets designated at fair value through profit or loss	623		851
Financial assets at fair value through other comprehensive income	6,220		4,089
Debt securities at amortized cost, net of allowance for credit losses	28,708		27,819
Securities purchased under reverse repurchase agreements	56		140
Loans
Residential mortgages	30,181		34,004
Consumer installment and other personal	15,713		14,333
Business and government	30,668		23,332
Total loans	76,562		71,669
Loans, net of allowance for loan losses	76,562		71,669
Land, buildings, equipment, and other depreciable assets3	233		19
Other assets	64		74
Total assets	135,381		124,871
Liabilities
Trading deposits	3,453		2,135
Derivatives	8,073		7,403
Securitization liabilities at fair value	2,851		2,814
Financial liabilities designated at fair value through profit or loss	50		1,127
Deposits
Personal	11,011		7,611
Banks			2
Business and government	23,222		28,880
Total deposits, other than trading	34,233		36,493
Obligations related to securities sold short1	6,543		4,574
Obligations related to securities sold under repurchase agreements2	44		28
Securitization liabilities at amortized cost	3,810		3,448
Insurance-related liabilities	958		982
Other liabilities	1,151		1,522
Total liabilities and equity	61,166		60,526
Off-balance sheet commitments
Total off-balance sheet commitments	40,927		39,357
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	39,803		38,639
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	540		591
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	584		127
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	23,143		21,299
Non-trading financial assets at fair value through profit or loss	3,664		3,803
Derivatives	17,367		10,895
Financial assets designated at fair value through profit or loss	1,339		624
Financial assets at fair value through other comprehensive income	20,756		21,983
Debt securities at amortized cost, net of allowance for credit losses	92,897		79,375
Securities purchased under reverse repurchase agreements	746		244
Loans
Residential mortgages	186,505		166,855
Consumer installment and other personal	86,868		81,413
Business and government	78,505		71,025
Total loans	351,878		319,293
Loans, net of allowance for loan losses	351,878		319,293
Land, buildings, equipment, and other depreciable assets3	766		466
Other assets	76		112
Total assets	512,632		458,094
Liabilities
Trading deposits	3,941		3,516
Derivatives	13,293		10,792
Securitization liabilities at fair value	4,980		5,737
Financial liabilities designated at fair value through profit or loss	1		1
Deposits
Personal	10,713		7,254
Banks	2		2
Business and government	57,873		37,255
Total deposits, other than trading	68,588		44,511
Obligations related to securities sold short1	15,562		12,640
Securitization liabilities at amortized cost	6,337		7,043
Insurance-related liabilities	1,487		1,673
Other liabilities	2,145		1,796
Subordinated notes and debentures	200		200
Total liabilities and equity	116,534		87,909
Off-balance sheet commitments
Total off-balance sheet commitments	129,183		117,437
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	127,871		115,624
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,302		1,303
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	10		510
Later than five years [member]
Assets
Trading loans, securities, and other	25,218		23,119
Non-trading financial assets at fair value through profit or loss	2,289		1,931
Derivatives	12,424		10,829
Financial assets designated at fair value through profit or loss	1,309		1,620
Financial assets at fair value through other comprehensive income	28,795		22,658
Debt securities at amortized cost, net of allowance for credit losses	172,761		136,846
Loans
Residential mortgages	46,682		38,974
Consumer installment and other personal	28,382		27,126
Business and government	62,644		61,647
Total loans	137,708		127,747
Loans, net of allowance for loan losses	137,708		127,747
Land, buildings, equipment, and other depreciable assets3	2,958		3,664
Other assets	70		73
Total assets	383,532		328,487
Liabilities
Trading deposits	1,078		1,154
Derivatives	13,174		12,354
Securitization liabilities at fair value	2,662		2,588
Financial liabilities designated at fair value through profit or loss	3		4
Deposits
Personal	244		29
Banks	4		4
Business and government	11,091		6,079
Total deposits, other than trading	11,339		6,112
Obligations related to securities sold short1	14,896		17,505
Securitization liabilities at amortized cost	3,087		3,135
Insurance-related liabilities	733		872
Other liabilities	3,944		4,815
Subordinated notes and debentures	11,066		11,030
Total liabilities and equity	61,982		59,569
Off-balance sheet commitments
Total off-balance sheet commitments	4,467		4,330
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,032		3,789
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	435		541
No specific maturity [member]
Assets
Interest-bearing deposits with banks	2,505		1,365
Trading loans, securities, and other	65,297		74,269
Non-trading financial assets at fair value through profit or loss	1,164		1,004
Financial assets at fair value through other comprehensive income	4,183		4,598
Debt securities at amortized cost, net of allowance for credit losses	(2)		(2)
Loans
Consumer installment and other personal	59,175		56,032
Credit card	33,728		30,738
Business and government	39,779		25,242
Total loans	132,682		112,012
Allowance for loan losses	(6,040)		(6,390)
Loans, net of allowance for loan losses	126,642		105,622
Investment in Schwab	9,504		11,112
Goodwill3	16,730		16,232
Other intangibles3	2,194		2,123
Land, buildings, equipment, and other depreciable assets3	5,110		5,011
Deferred tax assets	2,105		2,265
Other assets	12,368		10,258
Total assets	247,800		233,857
Liabilities
Financial liabilities designated at fair value through profit or loss	38
Deposits
Personal	602,819		582,417
Banks	10,944		11,508
Business and government	335,071		355,609
Total deposits, other than trading	948,834		949,534
Obligations related to securities sold short1	3,370		2,007
Insurance-related liabilities	2,565		2,483
Other liabilities	6,380		5,966
Equity	102,592		99,818
Total liabilities and equity	1,063,779		1,059,808
Off-balance sheet commitments
Total off-balance sheet commitments	1,382		1,327
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,374		$ 1,327
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 8